INTEREST INCOME (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	$ 2,031,133	$ 2,123,422	$ 2,112,800
Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	1,773,066	1,739,427	1,605,355
Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	242,390	365,006	472,054
Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	15,677	18,989	35,391
Resale Agreements [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	939	1,488	1,075
Resale Agreements [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	939	1,488	1,075
Resale Agreements [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Resale Agreements [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Interbank Loan [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	969	295	375
Interbank Loan [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	969	295	375
Interbank Loan [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Interbank Loan [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Commercial loans [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	847,927	880,995	864,710
Commercial loans [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	752,013	742,432	687,464
Commercial loans [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	85,398	130,904	168,752
Commercial loans [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	10,525	7,659	8,494
Mortgage loans [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	469,758	539,209	569,569
Mortgage loans [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	320,041	304,116	259,941
Mortgage loans [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	149,303	228,081	286,437
Mortgage loans [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	414	7,012	23,191
Consumer Loans [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	618,033	609,130	593,509
Consumer Loans [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	612,932	604,152	586,385
Consumer Loans [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	363	660	3,418
Consumer Loans [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	4,738	4,318	3,706
Investment Instruments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	79,797	78,724	67,620
Investment Instruments [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	74,000	75,808	60,004
Investment Instruments [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	5,797	2,916	7,616
Investment Instruments [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Other Interest Income [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	13,710	13,581	15,942
Other Interest Income [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	12,172	11,136	10,111
Other Interest Income [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	1,538	2,445	5,831
Other Interest Income [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting